Reconciliation of Level 3 Assets and Liabilities - Recurring (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 4,396	$ 2,917
Total realized gains (losses) included in other comprehensive income	(17)	1,479
Sales	(3,188)
Ending balance	1,191	4,396
Derivative Loan and Forward Loan Sale Commitments, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	13	(8)
Total realized gains (losses) included in other comprehensive income	9	21
Sales	0
Ending balance	$ 22	$ 13